Investments in Affiliated Companies - Roll forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Balance at beginning of period	$ 471,338	$ 466,746
Equity in net income of affiliated companies	27,699	53,342
Charges related to purchase accounting fair value adjustments	(6,634)	(7,534)
Dividends received	(40,000)	(40,000)	$ (40,000)
Foreign currency translation adjustments	5,725	(1,216)
Balance at end of period	$ 458,128	$ 471,338	$ 466,746